Notes Related to the Consolidated Statement of Income (Loss)	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
Notes Related to the Consolidated Statement of Income (Loss)

3. Notes related to the consolidated statement of income (loss)

3.1 Operating income

Accounting policies

Research tax credit

The research tax credit (Crédit d’Impôt Recherche or “CIR”) (the “Research Tax Credit”) is granted to companies by the French tax authorities in order to encourage them to conduct technical and scientific research. Companies that prove that they have expenditures that meet the required criteria (research expenditures located in France or, since January 1, 2005, within the European Union or in another State that is a party to the Agreement on the European Economic Area that has concluded a tax treaty with France that contains an administrative assistance clause) receive a tax credit that (a) can be used for the payment of the corporate tax due for the fiscal year in which the expenditures were made and the next three fiscal years, or, (b) as applicable, can be reimbursed in cash. The expenses taken into account for the calculation of the Research Tax Credit involve only research expenses.

The Company benefits from the Research Tax Credit since its inception.

The CIR is presented under operating income as it meets the definition of government grant as defined in IAS 20 Accounting for Government Grants and Disclosure of Government Assistance (“IAS 20”).

Subsidies

Subsidies received that are not repayable by the Company are recognized as operating income where there exists reasonable assurance that the Company will comply with the conditions attached to the subsidies and the subsidies will be received.

Subsidies that are upfront payments are presented as deferred revenue and recognized ratably through income over the duration of the research program to which the subsidy relates.

A public subsidy that is to be received either as compensation for expenses or for losses already incurred, or for immediate financial support of the Company without associated future costs, is recognized as operating income when there exists reasonable assurance that the subsidies will be received.

Revenues from licenses or other contracts

The standard IFRS 15 Revenue from contracts with customers (“IFRS 15”) is mandatory since January 1, 2018. This standard replaces IAS 18 Revenue (“IAS 18”) and related interpretations. The first application of IFRS 15 had not significantly changed the amount or the timing of revenue recognition of the Company.

For each of its partnership agreements, the Company determines if it acts as a principal or as an agent.

Partnership with Orphan Europe AML clinical trial

As a result of its prior partnership agreement with Orphan Europe related to the development of Acute Myeloid Leukemia (“AML”), the Company re-invoiced, with no margin, certain clinical costs incurred and invoiced to the Company by external providers.

The Company considered that, within the context of this partnership, it acted as agent regarding these reinvoiced external costs, as:

•     The Company did not have primary responsibility for provision of the goods or service, the majority of services being provided by third parties, the most significant of which, the Contract Research Organization (“CRO”), directly invoiced Orphan Europe. The Company was directly invoiced only for the secondary services.

•     The Company bore no inventory risk,

•     The Company had no capacity to determine prices, all of the external costs being reinvoiced for the exact amount of the initial invoice, with no margin, and it was not affected by any price changes applied by the suppliers.

Within the context of this same agreement, the Company also invoiced certain internal clinical costs, such as personnel costs associated with the management of clinical trials, or personnel involved in the production of batches necessary for the AML clinical trial.

Consequently, for all the years presented:

•     The re-invoicing of external costs to Orphan Europe is presented as a decrease in corresponding research and development expenses incurred by the Company;

•     The invoicing of internal costs to Orphan Europe is presented in other income.

Partnership with Orphan Europe NOPHO clinical trial

Within the context of this agreement, Orphan Europe agreed to finance the NOPHO study for a total amount of €600 thousand. This revenue is recognized in “other income” in the statement of income (loss).

License agreement with SQZ Biotechnologies (“SQZ”)

Under the terms of the agreement, the Company has granted to SQZ Biotechnologies an exclusive worldwide license to develop antigen specific immune modulating therapies employing red blood cell-based approaches. In accordance with IFRS 15, this agreement grants to SQZ Biotechnologies a right to use the underlying intellectual property ("static license"). Consequently, the income linked to the upfront payment ($1 million) was recognized in June 2019 when SQZ Biotechnologies could begin to use the licensed intellectual property.

The Company does not generate any revenue from the sale of its products considering its stage of development.

(in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Research Tax Credit	3,187	4,375	3,915
Subsidies	—	—	294
Other income	178	72	1,074
Total	3,364	4,447	5,283

Revenues from licenses or other contracts

Revenues from licenses or other contracts are linked to partnership with Orphan Europe in 2017 and 2018 and to the license agreement with SQZ Biotechnologies in 2019 (see note 7).

3.2 Operating expenses by nature

3.2.1 Research and development expenses

For the year ended December 31, 2017 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	1,859	532	2,391
Rental and maintenance	140	496	636
Services, subcontracting and fees	1,768	12,407	14,175
Personnel expenses	2,088	5,828	7,916
Depreciation and amortization	94	169	263
Other	37	44	81
Total	5,986	19,476	25,463

For the year ended December 31, 2018 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	1,061	728	1,789
Rental and maintenance	279	526	805
Services, subcontracting and fees	5,043	14,589	19,632
Personnel expenses	3,013	7,901	10,914
Depreciation and amortization	68	192	260
Other	38	30	67
Total	9,502	23,965	33,468

For the year ended December 31, 2019 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	668	6,340	7,007
Rental and maintenance	171	1,125	1,296
Services, subcontracting and fees	3,543	21,753	25,296
Personnel expenses	3,056	11,911	14,967
Depreciation, amortization & provision	307	3,229	3,536
Other	50	40	90
Total	7,795	44,398	52,193

The increase in research and development expenses for periods presented is mainly due to:

•

The increase in external services mainly linked to the ongoing clinical trials of eryaspase for the treatment of solid tumors, particularly with the commencement of the Phase 3 clinical trial for the treatment of pancreatic cancer in September 2018;

•	The increase in research and development personnel expenses (see note 3.3).

3.2.2 General and administrative expenses

General and administrative expenses (amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Consumables	148	33	527
Rental and maintenance	894	1,584	1,117
Services, subcontracting and fees	2,867	5,409	7,964
Personnel expenses	3,688	5,925	6,331
Depreciation and amortization	266	529	751
Other	927	1,122	474
Total	8,791	14,600	17,164

The increase in general and administrative expenses between 2017 and 2018 is mainly due to an increase in services and subcontracting of €2,542 thousand and an increase in personnel expenses of €2,237 thousand (see note 3.3).

The increase in general and administrative expenses between 2018 and 2019 is mainly due to an increase in services and subcontracting of €2,555 thousand, primarily related to costs incurred as part of the establishment of the Princeton manufacturing facility.

3.3 Personnel expenses

3.3.1 Research and development expenses

Research and development expenses For the year ended December 31, 2017 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	1,200	4,028	5,229
Share-based payments (employees and executive management)	292	541	833
Social security expenses	596	1,259	1,854
Total personnel expenses	2,088	5,828	7,916

Research and development expenses For the year ended December 31, 2018 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	1,887	5,393	7,279
Share-based payments (employees and executive management)	334	824	1,158
Social security expenses	792	1,684	2,476
Total personnel expenses	3,013	7,901	10,914

Research and development expenses For the year ended December 31, 2019 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	2,029	8,893	10,923
Share-based payments (employees and executive management)	223	465	688
Social security expenses	804	2,553	3,357
Total personnel expenses	3,056	11,911	14,967

The increase in personnel expenses is mainly due to an increase in research and development employee headcount. The weighted average full-time employees (FTE) was 71 in 2017, 99 in 2018 and 156 in 2019.

3.3.2 General and administrative expenses

General and administrative expenses (amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Wages and salaries	1,990	3,721	4,375
Share-based payments (employees and executive management)	642	849	522
Social security expenses	1,057	1,355	1,433
Total personnel expenses	3,688	5,925	6,331

The increase in personnel expenses is mainly due to an increase in general and administrative employee headcount. The weighted average full-time employees (FTE) was 25 in 2017, 39 in 2018 and 41 in 2019.

3.3.3 Share-based payments (IFRS 2)

Accounting policies

The Company has applied IFRS 2 Share-based payment (“IFRS 2”) to all equity instruments e.g. free shares (“AGA”), stock options (“SO”), share subscription warrants (“BSA”) and founder subscription warrants (“BSPCE”) granted since inception to its employees, members of the Board of Directors or other individuals. Pursuant to IFRS 2, the cost of the remuneration paid with equity instruments is recognized as an expense in exchange for an increase in the shareholders’ equity for the vesting period during which the rights to be enjoyed from the equity instruments are acquired. As such, changes in value subsequent to the grant date have no effect on this initial measurement.

Fair value is estimated using the Black & Scholes valuation model (for BSA, SO and BSPCE valuation), Monte-Carlo valuation model (for AGA valuation) and Cox-Ross-Rubinstein valuation model (for  2017 BSA valuation). These models allow the Company to take into account the characteristics of the plan (exercise price, vesting period), the market data at the grant date (volatility, expected dividends, repo margin), possible performance conditions attached to warrants and recipient behavior assumptions.

The Company has no legal or constructive obligation to repurchase or settle any of these equity instruments in cash.

Founder subscription warrants (“BSPCE”) plan

Types of securities	BSPCE2012	BSPCE2014
Maturity	May 20, 2020	January 22, 2024
Maximum number of new shares that can be issued	169,760	169,100

In the event of a beneficiary departure from the Company for any reason whatsoever, this beneficiary shall retain the BSPCE2014 to which he subscribed prior to his departure. However, in the event of a beneficiary departure from the Company, for any reason whatsoever, prior to subscription of the BSPCE2014 to which the beneficiary has a right, the BSPCE2014 will be forfeited. In this situation, the BSPCE2014 not subscribed may be re-allocated to other beneficiaries within the same category and/or replacing the person who left the Company.

Share subscription warrants (“BSA”) plan

Types of securities	BSA2012	BSA2014	BSA2016	BSA2017	BSA2019
Vesting period	NA	NA	Tranche 1: 1 year Tranche 2: 2 years	Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years	2 years
Maturity	May-2020	January-2024	Depending of the grant date October-2021 January-2022	Depending of the grant date June-2022 January-2023	October-2022
Maximum number of new shares that can be issued	40,180	29,000	55,000	88,500	75,000

The main assumptions used to determine the fair value of the plans granted in 2017, 2018 and 2019 are:

	Grant in January 2017	Grant in June 2017	Grant in January 2018
Number of warrants	15,000 BSA2016	55,000 BSA2017	40,500 BSA2017
Exercise price	€13.46	€26.47	€18.00
Price of the underlying share	€15.51	€28.25	€18.00
Expected dividends	0.00%	0.00%	0.00%
Volatility (1)	48.00%	48.00%	43.94%
Repo margin	5.00%	5.00%	n/a
Expected term	3 years	3 years	T1 : 5.5 years T2 : 6 years T3 : 6.5 years
Fair value of the plan (in thousands of euros)	58	394	300

	Grant in April 2019	Grant in October 2019
Number of warrants	25,998 BSA2018	75,000 BSA2019
Exercise price	€6.82	€3.71
Price of the underlying share	€7.20	€3.78
Expected dividends	0.00%	0.00%
Volatility (1)	38.91%	33.41%
Expected term	T1 : 3 years T2 : 3.5 years T3 : 4 years	2.5 years
Fair value of the plan (in thousands of euros) (2)	56	59
(1)	based on the historical volatility observed on the ERYP index on Euronext
(2)	BSA were granted at fair value (€2.15 in April 2019 and €0.79 in October 2019). Therefore, no expense was recognized under IFRS 2.

Stock options (“SO”) plan

Types of securities	SO2016	SO2017	SO2018	SO2019
Vesting period	Tranche 1: 2 years Tranche 2: 3 years	Tranche 1: 2 years Tranche 2: 3 years	Tranche 1: 2 years Tranche 2: 3 years	Tranche 1: 2 years Tranche 2: 3 years
Maturity	Depending of the grant date October-2026 January-2027 June-2027 October-2027	Depending of the grant date June-2027 January-2028	Depending of the grant date September-2028 January-2029 April-2029	Depending of the grant date July-2029 October-2029
Maximum number of new shares that can be issued	66,999	93,564	111,810	406,373

The main assumptions used to determine the fair value of the plans granted in 2017, 2018 and 2019 are:

	Grant in January 2017	Grant in June 2017	Grant in October 2017
Number of options	3,000 SO2016	18,000 SO2016 22,200 SO2017	30,000 SO2016
Exercise price	€15.65	€26.47	€23.59
Price of the underlying share	€15.51	€28.25	€24.70
Expected dividends	0.00%	0.00%	0.00%
Volatility (1)	48.00%	48.00%	48.00%
Repo margin	5.00%	5.00%	5.00%
Expected term	3 years	3 years	3 years
Fair value of the plan (in thousands of euros)	13	308	208

	Grant in January 2018	Grant in September 2018
Number of options	97,203 SO2017	24,000 SO2018
Exercise price	€18.00	€9.26
Price of the underlying share	€18.00	€8.75
Expected dividends	0.00%	0.00%
Volatility (1)	43.94%	41.59%
Expected term	T1 : 6 years T2 : 6.5 years	T1 : 6 years T2 : 6.5 years
Fair value of the plan (in thousands of euros)	731	80

	Grant in January 2019	Grant in April 2019	Grant in July 2019	Grant in October 2019
Number of options	38,025 SO2018	76,905 SO2018	59,123 SO2019	347,250 SO2019
Exercise price	€6.38	€7.20	€5.78	€4.25
Price of the underlying share	€6.38	€7.20	€5.81	€3.78
Expected dividends	0.00%	0.00%	0.00%	0.00%
Volatility (1)	41.88%	41.65%	41.00%	40.69%
Expected term	T1 : 6 years T2 : 6.5 years	T1 : 6 years T2 : 6.5 years	T1 : 6 years T2 : 6.5 years	T1 : 6 years T2 : 6.5 years
Fair value of the plan (in thousands of euros)	97	217	131	447
(1)	based on the historical volatility observed on the ERYP index on Euronext

Free shares (“AGA”) plan

Types of securities	AGA2016	AGA2017	AGA2018	AGA2019
Vesting period	Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years	Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years	Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years	Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years Tranche 4 : 4 years Tranche 5 : 5 years
Maximum number of new shares that can be issued	71,324	152,280	123,800	300,941

The main assumptions used to determine the fair value of the plans granted in 2017, 2018 and 2019 are:

	Grant in January 2017	Grant in June 2017	Grant in October 2017
Number of shares	15,000 AGA2016	8,652 AGA2016 74,475 AGA2017	16,650 AGA2016
Price of the underlying share	€15.51	€28.25	€24.70
Expected dividends	0.00%	0.00%	0.00%
Volatility	48.00%	48.00%	48.00%
Repo margin	5.00%	5.00%	5.00%
Maturity	3 years	3 years	3 years
Performance criteria	(2)	(2)	(2)
Fair value of the plan (in thousands of euros)	115	1,081	180

	Grant in January 2018	Grant in January 2019	Grant in April 2019	Grant in October 2019
Number of shares	40,500 AGA2016 113,940 AGA2017	36,150 AGA2018	94,200 AGA2018	300,941 AGA2019
Price of the underlying share	€18.00	€6.38	€7.20	€3.78
Expected dividends	0.00%	0.00%	0.00%	0.00%
Volatility	42.17%	38.22%	36.32%	38.76%
Repo margin	5.00%	5.00%	5.00%	5.00%
Maturity	3 years	3 years	3 years	5 years
Performance criteria	(2)	(2)	(2)	(2)
Fair value of the plan (in thousands of euros)	1,145	102	269	434

(1)	based on the historical volatility observed on the ERYP index on Euronext

(2)	performance criteria: progression of the quoted market share price between the grant date and the tranche acquisition date
•	For grants between 2017 and April 2019:
o

ERYP: average price of the 40-quoted market share price days before the grant date (€13.46 in January 2017, €26.47 in June 2017, €24.48 in October 2017, €20.12 in January 2018, €6.54 in January 2019 and €7.52 in April 2019).

o	ERYPi: average price of the 40-quoted market share price days before the acquisition date,
o	Tri: (ERYPi /ERYP) -1
o	If TRi <=0 % no shares granted are acquired
o	If Tri>100% all the shares granted are acquired
o	If 0%<TRi<100% shares granted are acquired following the TRi percentage
•	For grant in 2019
o	ERYP: maximum between the share price before the grant date and the average price of the 20-quoted market share price days before the grant date discounted by 5%, ie €4.25,
o	ERYPi: maximum between the share price at the acquisition date and the average price of the 20-quoted market share price days before the grant date discounted by 5%,
o	Tri: (ERYi - ERY2019) / (ERY2019 x (PM – 1)) with PM = 3
o	If TRi <=0 % no shares granted are acquired
o	If Tri>100% all the shares granted are acquired
o	If 0%<TRi<100% shares granted are acquired following the TRi percentage

Breakdown of expenses per financial year

Plan name	Amount in P&L in euros thousands as of December 31, 2017	of which employees	of which executive officers and executive committee	of which board members
Grant in October 2016	533	250	283	—
Grant in January 2017	92		92	—
Grant in June 2017	348	156	192	—
Grant in October 2017	27	27		—
TOTAL AGA	1,000	433	567	—
Grant in June 2015	50	—	50	—
Grant in October 2016	126	—	—	126
Grant in January 2017	10	—	—	10
Grant in June 2017	165	—	—	165
TOTAL BSA	350	—	50	301
Grant in January 2014	7	—	7	—
Grant in September 2015	51	—	51	—
Grant in May 2016	138	94	44	—
TOTAL BSPCE	196	94	102	—
Grant in October 2016	90	45	44	—
Grant in January 2017	46	46	—	—
Grant in June 2017	65	44	21	—
Grant in October 2017	23	23	—	—
TOTAL SO	223	158	65	—
Total IFRS 2 expenses	1,769	685	784	301

Plan name	Amount in P&L in euros thousands as of December 31, 2018	of which employees	of which executive officers and executive committee	of which board members
Grant in October 2016	219	103	116	—
Grant in January 2017	31	—	31	—
Grant in June 2017	483	222	262	—
Grant in October 2017	99	99	—	—
Grant in January 2018	538	303	235	—
TOTAL AGA	1,371	727	644	—
Grant in October 2016	71	—	—	71
Grant in January 2017	16	—	—	16
Grant in June 2017	178	—	—	178
Grant in January 2018	177	—	—	177
TOTAL BSA	442	—	—	442
Grant in October 2016	73	37	36	—
Grant in January 2017	6	6	—	—
Grant in June 2017	137	96	41	—
Grant in October 2017	92	92	—	—
Grant in January 2018	317	185	132	—
Grant in September 2018	11	—	11	—
TOTAL SO	636	416	220	—
Total IFRS 2 expenses	2,449	1,142	865	442

Plan name	Amount in P&L in euros thousands as of December 31, 2019	of which employees	of which executive officers and executive committee	of which board members
Grant in October 2016	53	16	37	—
Grant in January 2017	11	—	11	—
Grant in June 2017	155	52	103	—
Grant in October 2017	12	12	(0)	—
Grant in January 2018	287	109	178	—
Grant in January 2019	43	43	0	—
Grant in April 2019	91	55	36	—
Grant in October 2019	37	18	18	—
TOTAL AGA	688	305	383	—
Grant in October 2016	24	—	—	24
Grant in January 2017	(12)	—	—	(12)
Grant in June 2017	54	—	—	54
Grant in January 2018	59	—	—	59
Grant in April 2019	—	—	—	—
Grant in October 2019	—	—	—	—
TOTAL BSA	125	—	—	125
Grant in October 2016	12	3	8	—
Grant in January 2017	—	—	—	—
Grant in June 2017	70	45	25	—
Grant in October 2017	45	45	(0)	—
Grant in January 2018	260	125	135	—
Grant in September 2018	(11)	—	(11)	—
Grant in January 2019	34	34	(0)	—
Grant in April 2019	68	28	40	—
Grant in July 2019	24	—	24	—
Grant in October 2019	44	16	28	—
TOTAL SO	546	296	249	—
Total IFRS 2 expenses	1,359	601	633	125

Summary of outstanding instruments

Number of outstanding warrants (BSA) and founder's warrants (BSPCE) with a ratio of 1 option = 10 shares	Number of BSA and BSPCE	Weighted-average exercise price
Outstanding at December 31, 2016	42,524	€98.01
Exercisable at December 31, 2016	42,524	€98.01
Granted	—	€-
Forfeited	—	€-
Exercised	(1,720)	€113.55
Outstanding at December 31, 2017	40,804	€97.34
Exercisable at December 31, 2017	40,804	€97.34
Granted	—	€-
Forfeited	—	€-
Exercised	—	€-
Outstanding at December 31, 2018	40,804	€97.34
Exercisable at December 31, 2018	40,804	€97.34
Granted	—	€-
Forfeited	—	€-
Exercised	—	€-
Outstanding at December 31, 2019	40,804	€97.34
Exercisable at December 31, 2019	40,804	€97.34

Number of outstanding stock-options and warrants (BSA) with a ratio of 1 option = 1 share	Number of stock-options and BSA	Weighted-average exercise price
Outstanding at December 31, 2016	89,499	€18.52
Exercisable at December 31, 2016	—	€-
Granted	143,200	€24.29
Forfeited	—	€-
Exercised	—	€-
Outstanding at December 31, 2017	232,699	€22.07
Exercisable at December 31, 2017	—	€-
Granted	161,703	€16.70
Forfeited	(54,339)	€20.26
Exercised	—	€-
Outstanding at December 31, 2018	340,063	€19.87
Exercisable at December 31, 2018	88,999	€19.88
Granted	622,301	€4.98
Forfeited	(65,118)	€9.77
Exercised	—	€-
Outstanding at December 31, 2019	897,246	€10.26
Exercisable at December 31, 2019	173,899	€21.46

Number of oustanding free shares
Outstanding at December 31, 2016	111,261
Granted	114,777
Forfeited	(1,017)
Acquired	(7,574)
Outstanding at December 31, 2017	217,447
Granted	154,440
Forfeited	(27,391)
Acquired	(2,476)
Outstanding at December 31, 2018	342,020
Granted	431,291
Forfeited	(124,966)
Acquired	—
Outstanding at December 31, 2019	648,345

3.4 Depreciation, amortization and provisions

(amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Amortization and depreciation of intangible assets	29	40	1,053
Depreciation of property, plant and equipment	501	749	1,797
Depreciation of the right of use	—	—	1,366
Total amortization and depreciation	530	788	4,216
Provision	—	—	71
Total amortization, depreciation & provisions	530	789	4,287

3.5 Financial income (loss)

Accounting policies

Financial income (loss) includes mainly:

•     Income received from cash and cash equivalents;

•     Interest expenses incurred on financial liabilities and lease liabilities;

•    Gains and losses on exchange rate variations on financial and investing operations.

(amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Income from short term deposits	405	163	7
Other financial income	134	5,264	2,940
Financial income	539	5,427	2,947
Financial expenses on lease liability	(8)	(4)	(343)
Interest expense related to borrowings	(7)	(5)	(148)
Other financial expenses	(3,168)	(19)	(1,042)
Financial expenses	(3,183)	(29)	(1,533)
Financial income (loss)	(2,644)	5,399	1,414

Other income and expenses are mainly comprised of:

•	Foreign currency gains and losses generated by the ERYTECH Pharma SA’s U.S. dollar bank account of €1,816 thousand in 2019 (€3,993 thousand in 2018 and - €3,026 thousand in 2017);
•	A gain on investment currency transactions on swaps of €1,124 thousand in 2019 (€1,254 thousand in 2018 and 0 in 2017);
•	A foreign currency loss on the loan in U.S. dollars from the Parent Company to ERYTECH Pharma, Inc. in the amount of €1,035 thousand (no corresponding expense during the comparative periods).

3.6 Income tax

Accounting policies

Current taxes

Considering the level of tax loss of the Company, no current tax expense is recognized.

The Parent Company, as an entity incorporated in France, is subject to the corporate value-added contribution (cotisation sur la valeur ajoutée des entreprises—CVAE). To enter within the scope of IAS 12 Income Taxes (“IAS 12”), a tax must be calculated based on a net amount of income and expenses, and this net amount can be different from the net book results. The Company has judged that the corporate value-added contribution satisfies the characteristics outlined in this conclusion, insofar as the value added constitutes the intermediate level of income that systematically serves as the basis, according to French tax law, for determining the amount owing in relation to the corporate value-added contribution.

Deferred taxes

Except in specific cases, deferred taxes are calculated for the temporary differences between the carrying value of an asset or a liability and its tax value. Changes in the tax rates are recorded in the results of the financial year during which the rate change is decided. Deferred tax assets resulting from temporary differences or tax losses carried forward are limited to the deferred tax liabilities with the same maturity, except where their allocation on future taxable income is probable. Deferred taxes are calculated based on the most recent tax rates adopted at the date of each financial year-end.

Deferred tax assets and liabilities are not discounted.

Tax rate and tax loss carryforwards

As of December 31, 2019, the amount of accumulated tax loss carryforwards were:

•	€217.1 million in France, with no expiration date.
•	€20.4 million ($ 23 million) in the United States, of which €0.3 million expires in 2035, €3.1 million expires in 2036, €4.1 million expires in 2037 and €12.9 million has no expiration date.

The standard corporate tax rates in France are:

•	34.43% for the financial year 2017.
•	28% for the financial years 2018 and 2019.

Based on the provisions of the 2019/2020 finance act (Loi de finances), this rate will decrease gradually to reach 25% in 2022.

Reconciliation of the effective tax rate

(amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Loss before tax	(33,530)	(38,224)	(62,659)
Tax rate	34.43%	28%	28%
Theoretical tax expense or income	11,545	10,703	17,544
Current year loss not capitalized	(12,071)	(11,222)	(18,143)
CICE (employment and competitiveness tax credit) not included in taxable income	34	35	—
Research tax credits	1,097	1,225	1,096
Share based compensation expense	(592)	(686)	(380)
Permanent differences	(10)	(54)	(117)
Other differences	—	(2)	1
Effective tax (loss) / income	3	(2)	1

Nature of deferred taxes

The deferred tax related to loss carryforwards of Erytech Pharma S.A are computed using a rate of 25%.

(amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Loss carryforward	34,709	43,315	59,594
Temporary differences	74	106	643
Unrecognized deferred tax assets	(34,786)	(43,421)	(60,236)
Net amount	(3)	—	—

3.7 Basic earnings (loss) per share and diluted earnings (loss) per share

Accounting policies

The basic earnings per share are calculated by dividing the Company’s net income (loss) by the weighted average number of shares in circulation during the corresponding period.

The diluted earnings per share are calculated by dividing the results by the weighted average number of common shares in circulation, increased by all dilutive potential common shares. The dilutive potential common shares include, in particular, the share subscription warrants, stock options, free shares and founder subscription warrants as detailed in note 3.3.3.

Dilution is defined as a reduction of earnings per share or an increase of loss per share. When the exercise of outstanding share options and warrants decreases loss per share, they are considered to be anti-dilutive and excluded from the calculation of loss per share. Thus, basic and diluted loss per share are equal as all equity instruments issued have been considered anti-dilutive.

	12/31/2017	12/31/2018	12/31/2019
Net loss (in thousands of euros)	(33,530)	(38,224)	(62,659)
Weighted number of shares for the period	11,370,557	17,937,481	17,937,535
Basic loss per share (€/share)	(2.95)	(2.13)	(3.49)
Diluted loss per share (€/share)	(2.95)	(2.13)	(3.49)

	12/31/2017	12/31/2018	12/31/2019
Number of shares as of January 1 (1)	8,730,148	17,935,059	17,937,535
Number of shares issued during the year (prorata temporis)
Share capital increase	2,640,409	—	—
Exercise of share warrants	10,358	—	—
Free shares acquired	—	2,422	—
Weighted number of shares for the period	11,370,557	17,937,481	17,937,535

(1)	after deduction of treasury shares (2,500 shares are held by the Company as treasury shares and recognized as a deduction of shareholders’ equity).

As of December 31, 2017, 2018 and 2019, the potential shares that could be issued (see Note 3.3.3) were not taken into consideration in the calculation of the diluted earnings, as their effect would be anti-dilutive.